22. Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Expense
Interest on junior subordinated debentures									$ 409,432	$ 402,011
Income tax benefit									1,764,630	1,785,396
Net income	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	4,825,591	5,124,908
Parent Company [Member]
Income
Bank subsidiary distributions									2,842,000	2,772,000
Dividends on Capital Trust									12,295	12,072
Total income									2,854,295	2,784,072
Expense
Interest on junior subordinated debentures									409,432	402,011
Administrative and other									306,962	298,157
Total expense									716,394	700,168
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									2,137,901	2,083,904
Income tax benefit									239,394	233,952
Income before equity in undistributed net income of subsidiary									2,377,295	2,317,856
Equity in undistributed net income of subsidiary									2,448,296	2,807,052
Net income									$ 4,825,591	$ 5,124,908